Intangible Assets, Net (Details) ¥ in Thousands, $ in Thousands	6 Months Ended
	Jun. 30, 2026 USD ($)	Jun. 30, 2026 CNY (¥)	Jun. 30, 2025 CNY (¥)
Intangible Assets, Net [Line Items]
Amortization expense	$ 5	¥ 33
Impairment charge
Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Amortization expense	$ 5	¥ 33	¥ 35
Minimum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	3 years	3 years
Minimum [Member] | Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	3 years	3 years
Maximum [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	5 years	5 years
Maximum [Member] | Intangible Assets [Member]
Intangible Assets, Net [Line Items]
Estimated useful lives	5 years	5 years